Consolidated Balance Sheets (Unaudited) (USD $)	Mar. 31, 2012	Dec. 31, 2011
Assets
Cash	$ 286,645	$ 487,501
Deposits	111,250	25,000
Total Current Assets	397,895	512,501
Other assets:
Oil and Gas Leases	676,700	478,200
Total Other Assets	676,700	478,200
Total Assets	1,074,595	990,701
Liabilities and Stockholders' (Deficit) Equity
Accounts payable	106,403	71,316
Accrued liabilities	47,493	47,510
Convertible notes payable	0	500,000
Stock subscriptions payable	0	40,000
Notes payable, other	375,000	375,000
Total Current Liabilities	528,896	1,033,826
Long term note payable	500,000	500,000
Total liabilities	1,028,896	1,533,826
Stockholders' (Deficit) Equity
Preferred stock, $0.001 par value; 25,000,000 shares authorized, no shares issued and outstanding	0	0
Common stock, $0.001 par value; 50,000,000 shares authorized, 13,925,931 and 9,375,000 shares issued and outstanding at March 31, 2012 and December 31, 2011, respectively	13,926	938
Additional paid-in capital	991,988	194,284
Deficit accumulated during the development stage	(960,215)	(797,606)
Total Stockholders' (Deficit) Equity	45,699	(602,384)
Non-controlling interest	0	59,259
Total stockholders' (deficit) equity including non-controlling interest	45,699	(543,125)
Total liabilities and stockholders' (deficit) equity	$ 1,074,595	$ 990,701